Selected quarterly financial data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Summary of Quaterly Financial Information

The operating results for any quarter are not necessarily indicative of results for any future period.

2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Revenues	$—	$—	$—	$—	$—
Research and development	—	1,642,294	1,325,611	1,929,247	4,897,152
Acquired in-process research and development	—	—	—	50,000,000	50,000,000
General and administrative	23,824	108,841	528,907	1,719,073	2,380,645
Total operating expenses	23,824	1,751,135	1,854,518	53,648,320	57,277,797
Loss from operations	(23,824)	(1,751,135)	(1,854,518)	(53,648,320)	(57,277,797)
Net loss	(23,824)	(1,751,135)	(1,854,518)	(53,648,320)	(57,277,797)
Basic and diluted net loss per common unit	— (1)	— (1)	— (1)	(2.48)	(8.44)

(1)	Basic and diluted net loss per common unit is not applicable as units were not issued until the fourth quarter of 2013.

2014
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Revenues	$20,000	$—	$—	$613,932	$633,932
Research and development	3,387,733	2,129,573	4,652,056	6,181,643	16,351,005
Acquired in-process research and development	—	—	—	750,000	750,000
General and administrative	1,016,123	2,038,909	2,106,877	2,701,347	7,863,256
Total operating expenses	4,403,856	4,168,482	6,758,933	9,632,990	24,964,261
Loss from operations	(4,383,856)	(4,168,482)	(6,758,933)	(9,019,058)	(24,330,329)
Net loss	(4,383,856)	(4,168,384)	(6,756,924)	(9,015,645)	(24,324,809)
Basic and diluted net loss per common share	(0.86)	(0.79)	(1.22)	(1.74)	(4.64)